RELATED PARTY TRANSACTIONS	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 8 – RELATED PARTY TRANSACTIONS

As of September 30, 2013, we had an equipment deposit totaling $81,900 to an entity that is controlled and owned by an officer, director and shareholder of the Company (see Note 5 – Equipment Deposits – Related Party). We acquired equipment totaling $219,000 from an entity that is controlled and majority-owned by an officer, director and shareholder of the Company.

During the period from Inception (June 19, 2012) to March 31, 2013, we purchased $39,897 in equipment from an entity that is controlled and owned by an officer, director and shareholder of the Company.

During the three and six months ended September 30, 2013, we had a total of 22,246 and $62,092, respectively, in general and administrative expenses with related parties. Of that total, for the three and six months ended September 30, 2013, respectively, $13,456 and $33,592 was consulting fees to an officer, director and shareholder of the Company, $3,790 and $12,000 was rent to an entity that is controlled and owned by an officer, director and shareholder of the Company and $5,000 and $16,500 was professional fees to an entity that is controlled and owned by an officer, director and shareholder.

NOTE 11 – RELATED PARTY TRANSACTIONS

As of March 31, 2013, the Company had accounts payable totaling $490 due to an entity that is controlled and owned by an officer, director and shareholder of the Company.

As of March 31, 2013, the Company had a deposit totaling $15,000 with to an entity that is controlled and owned by an officer, director and shareholder of the Company. (see Note 5 above)

During the period from Inception (June 19, 2012) to March 31, 2013, the Company purchased $36,297 in equipment from an entity that is controlled and owned by an officer, director and shareholder of the Company.

During the period from Inception (June 19, 2012) to March 31, 2013, the Company had a total of $104,929 in general and administrative expenses with related parties. Of the total, $69,732 was consulting fees to an officer, director and shareholder of the Company, $32,322 was rent to an entity that is controlled and owned by an officer, director and shareholder of the Company $2,875 was professional fees to an entity that is controlled and owned by an officer, director and shareholder.

The Company has a month-to-month rent arrangement with an entity that is controlled and owned by an officer, director and shareholder for $1,914 per month